Redeemable Noncontrolling Interests - Additional Information (Detail) ¥ in Millions, $ in Millions		1 Months Ended			12 Months Ended
	Oct. 26, 2017 USD ($)	May 31, 2016 USD ($) shares	Oct. 31, 2015 USD ($) shares	Nov. 30, 2014 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)
Temporary Equity Disclosure [Abstract]
Accretion recorded as increase to net income					$ 3	¥ 17	¥ (557)	¥ (329)
Preferred Stock
Temporary Equity Disclosure [Abstract]
Preferred stock, shares issued | shares					0	0	0
iQIYI
Temporary Equity Disclosure [Abstract]
Preferred shares financing				$ 300
Accretion recorded as increase to net income					$ 61	¥ 400
iQIYI | Convertible notes (the"iQIYI Notes") | Preferred Stock
Temporary Equity Disclosure [Abstract]
Notes converted to preferred shares	$ 1,200
Xiaodu Life Technology Ltd
Temporary Equity Disclosure [Abstract]
Preferred shares financing		$ 100	$ 250
Preferred stock, shares issued | shares		42,105,264	250,000,000